Accounts Payable - Schedule of Accounts Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Trade payables	$ 383,297	$ 462,304
Other payables	51,395	46,789
Total	$ 434,692	$ 509,093